Description of Business and Summary of Significant Accounting Policies And Going Concern - Liquidity (Details) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 18, 2023	Apr. 14, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 14, 2022	Dec. 21, 2021	Aug. 25, 2021	Nov. 13, 2020	Jan. 31, 2020	Nov. 09, 2016
Liquidity
Net loss attributable to T Stamp Inc.			$ (2,547,450)	$ (1,692,062)	$ (12,091,540)	$ (9,057,163)
Operating cash outflows			(154,578)	$ (1,141,310)	(6,337,386)	(6,702,221)
working capital			4,090,000.00
Accumulated deficit			$ (41,847,176)		$ (39,299,726)	$ (27,208,186)
Issued share at par value			$ 0.01		$ 0.01	$ 0.01
Share issue price										$ 6.00
Exercise price of warrants							$ 8.85
Class A Common Stock
Liquidity
Issued share at par value									$ 0.01
Exercise price of warrants			$ 3.12					$ 0.8320			$ 8.00	$ 3.1200
Securities purchase agreement
Liquidity
Placement fee	$ 363,000
Legal expense	$ 50,000
Securities purchase agreement | Pre-funded warrants
Liquidity
Number of shares issued	1,009,950
Total proceeds from issuance of offering	$ 3,332,835
Securities purchase agreement | Class A Common Stock
Liquidity
Number of shares issued	563,380	563,380
Issued share at par value		$ 0.01
Share issue price		3.30
Exercise price of warrants	$ 3.30
Total proceeds from issuance of offering	$ 1,859,154
Net proceeds	$ 4,780,000
Securities purchase agreement | Class A Common Stock | Concurrent private placement
Liquidity
Exercise price of warrants		$ 3.30
Securities purchase agreement | Class A Common Stock | Maximum | Concurrent private placement
Liquidity
Number of shares issued		1,573,330
Securities purchase agreement | Class A Common Stock | Pre-funded warrants
Liquidity
Number of shares issued	1,573,330	1,009,950
Share issue price		$ 3.299
Exercise price of warrants		$ 0.001